Cost of Other Revenues - Summary of Cost of Other Revenues (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost of Revenue [Abstract]
Interest expenses of borrowings	$ 41,403,352	¥ 288,241,857	¥ 547,368,755	¥ 686,889,761
Other lending related costs	35,555,568	247,530,755	184,417,017	170,060,910
Total	$ 76,958,920	¥ 535,772,612	¥ 731,785,772	¥ 856,950,671